Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Jun. 26, 2024	Jan. 09, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares subject to possible redemption	134,550			3,931,719
Preference shares, par value	$ 0.0001			$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000			5,000,000	5,000,000
Preference shares, shares issued	0			0	0
Preference shares, shares outstanding	0			0	0
Stardust Power Inc And Subsidiary [Member]
Common stock, par value	$ 0.00001			$ 0.00001
Common stock, shares authorized	15,000,000			15,000,000
Common stock, shares issued	9,017,300			9,017,300
Common stock, shares outstanding	9,017,300			9,017,300
Common Class A [Member]
Ordinary shares subject to possible redemption	134,550	134,550		3,931,719	30,000,000
Temporary equity, redemption price per share	$ 11.38			$ 11.12	$ 10.16
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000			500,000,000	500,000,000
Common stock, shares issued	7,400,000			0	0
Common stock, shares outstanding	7,400,000			0	0
Common Class B [Member]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000			50,000,000	50,000,000
Common stock, shares issued	100,000			7,500,000	7,500,000
Common stock, shares outstanding	100,000			7,500,000	7,500,000